Income Taxes (Tables)	12 Months Ended
Jun. 30, 2014
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Taxing jurisdictions related to income taxes are the Unites States Federal Government and the State of Colorado. The provision for income taxes is as follows:

	Year Ended June 30,
	2014	2013

Current tax benefit
Federal	$-	$-
State	-	-
	-	-

Deferred tax benefit
Federal	2,006,831	2,052,267
State	79,548	184,451
Change in valuation allowance	(2,086,379)	(2,236,718)
	-	-
Total tax expense	$-	$-

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Deferred taxes are a result of differences between income tax accounting and GAAP with respect to income and expenses. The following is a summary of the components of deferred taxes recognized in the financial statements as of June 30, 2014 and 2013:

	As of June 30,
	2014	2013

Deferred tax assets
Net operating loss carryforward	$2,267,379	$562,335
Start-up and organizational expenses	457,495	580,219
Stock-based compensation	1,683,247	1,265,350
Derivative expense	129,986	60,943
Other	17,093	(26)
Total deferred tax assets	4,555,200	2,468,821

Valuation allowance	(4,555,200)	(2,468,821)
Net deferred taxes	$-	$-

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The income tax provision differs from the amount of income tax determined by applying the U.S. federal income tax rate of 34% to pretax income for the following periods, due to the following:

	Year Ended June 30,
	2014	2013

Computed "expected" tax expense (benefit)	$(3,308,354)	$(2,293,815)
Change in income taxes from:
State taxes net of federal benefit	(79,549)	(184,451)
Permanent differences	1,301,524	241,548
Change in valuation allowance	2,086,379	2,236,718
	$-	$-